Provisions for pensions and similar obligations (Details 16)	12 Months Ended
Dec. 31, 2017
Banesprev Plans I
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	11.26
Banesprev Plans II
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	11.51
Banesprev Plans III
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	9.03
Banesprev Plans IV
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	13.86
Banesprev Plans V
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	8.82
Banesprev Pre-75
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	9.57
Sanprev I
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.46
Sanprev II
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	10.94
Sanprev III
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	9.46
Bandeprev Basic
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	9.46
Bandeprev Special I
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.75
Bandeprev Special II
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.61
SantanderPrevi
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	7.20
CACIBAN
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.87
DAB
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	5.82
DCA
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.41